NATIONWIDE VARIABLE INSURANCE TRUST

American Century NVIT Multi Cap Value Fund	NVIT Multi-Manager International Value Fund
BlackRock NVIT Equity Dividend Fund (formerly, Invesco NVIT Comstock Value Fund)	NVIT Multi-Manager Large Cap Growth Fund
Federated NVIT High Income Bond Fund	NVIT Multi-Manager Large Cap Value Fund
Neuberger Berman NVIT Multi Cap Opportunities Fund	NVIT Multi-Manager Mid Cap Growth Fund
Neuberger Berman NVIT Socially Responsible Fund	NVIT Multi-Manager Mid Cap Value Fund
NVIT Bond Index Fund	NVIT Multi-Manager Small Cap Growth Fund
NVIT Core Bond Fund	NVIT Multi-Manager Small Cap Value Fund
NVIT Core Plus Bond Fund	NVIT Multi-Manager Small Company Fund
NVIT Emerging Markets Fund	NVIT Multi Sector Bond Fund
NVIT Government Bond Fund	NVIT Nationwide Fund
NVIT Government Money Market Fund (formerly, NVIT Money Market Fund)	NVIT Real Estate Fund
NVIT International Equity Fund	NVIT S&P 500 Index Fund
NVIT International Index Fund	NVIT Short Term Bond Fund
NVIT Large Cap Growth Fund	NVIT Small Cap Index Fund
NVIT Mid Cap Index Fund	Templeton NVIT International Value Fund
NVIT Multi-Manager International Growth Fund

Supplement dated December 1, 2017
to the Statement of Additional Information dated May 1, 2017

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Statement of Additional Information ("SAI").

Effective January 1, 2018, the SAI is amended as follows:

1.	All references to, and information regarding, Cindy L. Sweeting, CFA, in the SAI, are deleted in their entirety.

2.	The table included in the section "Investments in Each Fund" under the heading "Appendix C – Portfolio Managers" is amended to include the following:

Name of Portfolio Manager	Fund Name	Dollar Range of Investments in Each Fund (as of October 31, 2017)
Templeton Investment Counsel, LLC
Matthew R. Nagle, CFA	Templeton NVIT International Value Fund	None

3.	The table included in the section "Other Managed Accounts" under the heading "Appendix C – Portfolio Managers" is amended to include the following:

Name of Portfolio Manager	Number of Accounts Managed by Each Portfolio Manager and Total Assets by Category (As of October 31, 2017)
Templeton Investment Counsel, LLC
Matthew R. Nagle, CFA	Mutual Funds: 3 accounts, $5.36 billion total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Pooled Investment Vehicles: 3 accounts, $674.6 million total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Accounts: 15 accounts, $1.56 billion total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE